Condensed Interim Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 10,320,183	$ 11,471,243
Amounts receivable	55,208	143,225
Deposits	8,864,346	8,541,630
Prepaid expense	635,212	586,581
Total Current Assets	19,874,949	20,742,679
Patent Rights	1,337,975	1,172,485
Total Assets	21,212,924	21,915,164
Current Liabilities:
Accounts payable and accrued liabilities	12,231,777	6,447,888
Warrant liability	27,307,700	11,250,167
Total Liabilities	39,539,477	17,698,055
Shareholders' Equity (Deficiency)
Share Capital	189,723,070	170,502,394
Contributed Surplus	7,643,817	6,652,409
Deficit	(215,693,440)	(172,937,694)
Total Equity / (Deficiency)	(18,326,553)	4,217,109
Total Liabilities and Equity / (Deficiency)	$ 21,212,924	$ 21,915,164